                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
                 PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2011 (as supplemented) for the Class VA-4 (offered between May 1, 2011 and October 7,
2011) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section under "Investment Allocation Restrictions for GMIB Max," replace the list of portfolios and the two sentences below it with the following:

          (a) AB Global Dynamic Allocation Portfolio
          (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
          (c) AQR Global Risk Balanced Portfolio
          (d) BlackRock Global Tactical Strategies Portfolio
          (e) Invesco Balanced-Risk Allocation Portfolio
          (f) JPMorgan Global Active Allocation Portfolio
          (g) MetLife Balanced Plus Portfolio
          (h) MetLife Multi-Index Targeted Risk Portfolio
          (i) PanAgora Global Diversified Risk Portfolio
          (j) Pyramis(R) Managed Risk Portfolio
          (k) Schroders Global Multi-Asset Portfolio

     In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio. No other investment portfolios are available with the GMIB Max rider.

In the "PURCHASE" section under "Investment Allocation Restrictions for GMIB Max," add the following new subsection:

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max Rider"), the restrictions on subsequent Purchase Payments described above will no longer apply.

                                                                   SUPP-NYVA4515

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus III and Lifetime Withdrawal Guarantee II," replace the bullet item under option (A) with the following:

          o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus III and Lifetime Withdrawal Guarantee II," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------

     Barclays Capital Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

     Platform 2
     ----------

     AB Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds(R) Balanced Allocation Portfolio
     American Funds(R) Growth Allocation Portfolio
     American Funds(R) Growth Portfolio
     American Funds(R) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio

     Platform 3
     ----------

     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Platform 4
     ----------

     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MetLife Small Cap Value Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     Van Eck Global Natural Resources Portfolio

2. LIVING BENEFITS

A. GMIB MAX AND GMIB PLUS III

In the "LIVING BENEFITS" section, replace the description of the calculation of the required minimum distribution rate under "Description of GMIB Max and GMIB Plus III-Annual Increase Rate" with the following:

     The required minimum distribution rate equals the greater of:

     (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any (ii) subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

     (2a) if you enroll only in the Automated Required Minimum Distribution
                        ----
          Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of
          (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

     (2b) if you enroll in both the Systematic Withdrawal Program and the
                           ----
          Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Max, or 5% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Plus III) multiplied by the Annual Increase Amount at the beginning of the Contract Year) and
          (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of
          (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

     On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base").

     See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max and GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

     If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Max or 5% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Plus III (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.

     During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Max and GMIB Plus III-Guaranteed Principal Option" with the following:

     The GMIB Max subsequent Purchase Payment restrictions and the GMIB Max or GMIB Plus III investment allocation restrictions described above will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.

In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Max and GMIB Plus III-Terminating the GMIB Max or GMIB Plus III Rider" with the following:

     When the GMIB Max or GMIB Plus III rider terminates, the corresponding GMIB Max or GMIB Plus III rider charge terminates, the GMIB Max subsequent Purchase Payment restrictions and the GMIB Max or GMIB Plus III investment allocation restrictions will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.

B. LIFETIME WITHDRAWAL GUARANTEE II

In the "LIVING BENEFITS" section, add the following after the second paragraphs under "Description of the Lifetime Withdrawal Guarantee II-Managing Your Withdrawals":

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed

     Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

          Example:
          -------

          Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.

3. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

Replace list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset
 Plus Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
   Allocation
 Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%        0.81%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%        0.69%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%        0.76%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -         0.98%
   Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -         1.01%
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%        0.80%
   Portfolio

                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
 MET INVESTORS SERIES TRUST (CONTINUED)

 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.15%          0.06%      0.00%      0.77%          -         0.77%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -         1.03%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -         0.83%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%        0.58%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Frontier Mid Cap Growth Portfolio         0.71%        0.25%          0.05%      0.00%      1.01%       0.01%        1.00%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%        0.79%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%        1.22%
 Company Portfolio
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -         0.96%
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%        0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%        0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%        0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%        0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%        1.08%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.05%      0.67%       0.01%        0.66%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%        1.05%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government
 Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%        0.77%



The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


     AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase -

Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


     Barclays Aggregate Bond Index Portfolio



MET INVESTORS SERIES TRUST

In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios," the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Small Cap Value Portfolio
       (formerly Third Avenue Small Cap Value Portfolio)
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND

In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max Portfolio," the following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C) MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect a GMIB Max rider.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


METROPOLITAN SERIES FUND


In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.

MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.